Fair values	6 Months Ended
Jun. 30, 2026
Fair Values
Fair values

18.	Fair values:

Financial instruments recorded at fair value on the condensed consolidated interim statements of financial position are classified using a fair value hierarchy that reflects the significance of the inputs used in making the measurements. The fair value hierarchy has the following levels:

Level 1 – valuations based on quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2 – valuation techniques based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices) and;

Level 3 – valuation techniques using inputs for the asset or liability that are not based on observable market data (unobservable inputs).

The carrying values of cash, amounts receivable, accounts payable and accrued liabilities approximate fair values due to the short-term nature of these items. The Investment is a level 3 financial instrument as its fair value is estimated using unobservable inputs. During the reporting periods, there were no transfers between Level 1 and Level 2 fair value measurements.